Stock Plans	12 Months Ended
Dec. 31, 2012
Stock Plans [Abstract]
Stock Plans

Note 9.  Stock Plans

The Company has an Equity and Cash Incentive Plan administered by the Compensation Committee of the Company’s board of directors, which permits the grant of long-term incentives to employees and non-employee directors, including stock options, stock appreciation rights, restricted stock awards, restricted stock units, incentive awards, other stock-based awards and dividend equivalents.  The maximum number of shares of common stock available for awards under the Equity and Cash Incentive Plan is 4,000,000.  As of December 31, 2012, 1,475,441 securities remained available for issuance under the Equity and Cash Incentive Plan.  Upon the exercise of stock options or upon the grant of restricted stock under the Equity and Cash Incentive Plan, new common shares are issued.

The Company issued 863,004 stock options and 313,703 shares of restricted stock under the Equity and Cash Incentive Plan during the year ended December 31, 2012.  The options issued under the Employee Equity and Cash Incentive Plan generally vest one-fourth annually beginning one year after the grant date for employees and generally cliff vest on the first anniversary of the grant date for non-employee directors.    The restricted shares generally cliff vest on the third anniversary of the grant date for employees and generally cliff vest on the first anniversary of the grant date for non-employee directors.  Dividend rights applicable to restricted stock are equivalent to the Company’s common stock.

Stock options must be granted under the Equity and Cash Incentive Plan at not less than 100% of fair value on the date of grant and have a maximum life of ten years from the date of grant.  Options and other awards under the Equity and Cash Incentive Plan may be exercised in compliance with such requirements as determined by a committee of the board of directors.  All options outstanding were issued at a strike price equal to or greater than the fair value on the date of grant.

The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model and the assumptions noted in the table below.  The risk-free rate is based on the zero-coupon U.S. Treasury rate in effect at the time of grant, with a term equal to the expected life of the options.  The Company uses peer group and other publicly available market data to estimate volatility assumptions as the Company was not publicly traded until November 2011 and does not have an adequate trading history to estimate its actual volatility.  The expected option life represents the period of time that the options granted are expected to be outstanding. The expected dividend yield is estimated based on the Company’s expected dividend yields at the date of the grant.

The weighted-average grant date fair value per share of stock options granted during the year ended December 31, 2012 was $2.34.  The weighted-average grant date fair value per share of stock options granted subsequent to the Business Separation through December 31, 2011 was $3.95.  The following weighted-average assumptions were used in estimating the grant date fair value of these awards:

	Year Ended December 31, 2012	November 1, 2011 through December 31, 2011
Risk-free interest rate	1.40%	1.55%
Expected volatility	43.42%	34.70%
Expected dividend yield	5.77%	3.10%
Expected term	7 years	7 years

The summary of the activity and status of the Company’s stock options for the years ended December 31, 2012 and 2011, is as follows:

(In thousands, except per share amounts)	Shares	Weighted Average Exercise Price per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Stock options outstanding at January 1, 2011	-	$-
Converted options issued by the Company on the
October 31, 2011 Business Separation date (1)	1,464	14.58
Granted subsequent to the Business Separation	21	15.48
Forfeited subsequent to the Business Separation	(137)	14.67
Outstanding at December 31, 2011	1,348	$14.58	7.8 years	$1,022
Granted during the period	863	9.79
Exercised during the period	-	-
Forfeited during the period	(287)	13.95
Expired during the period	(210)	14.78
Outstanding at December 31, 2012	1,714	$12.29	7.6 years	$1,002

Exercisable at December 31, 2012	725	$13.97	5.8 years	$230
Total outstanding, vested and expected to vest
at December 31, 2012	1,576	$12.53		$849

(1)

Upon the Business Separation on October 31, 2011, all outstanding NTELOS stock options for the Company’s employees and non-employee directors were replaced with 1,463,819 Company stock options based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation.  The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation.  These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced.

No options were exercised during the year ended December 31, 2012 or during the period subsequent to the Business Separation through December 31, 2011.  The total fair value of options that vested during the year ended December 31, 2012 was $1.1 million. The total fair value of options that vested subsequent to the Business Separation through December 31, 2011 was $0.1 million.  As of December 31, 2012, there was $1.6 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 3.6 years.

The summary of the activity and status of the Company’s restricted stock for the years ended December 31, 2012 and 2011, is as follows:

(In thousands, except per share amounts)	Shares	Weighted Average Grant Date Fair Value per Share
Restricted stock outstanding at January 1, 2011	-	$-
Converted restricted stock issued by the Company on the
October 31, 2011 Business Separation date (1)	410	14.46
Granted subsequent to the Business Separation	7	15.20
Forfeited subsequent to the Business Separation	(65)	14.54
Restricted stock outstanding at December 31, 2011	352	$14.46
Granted during the period	313	10.16
Vested during the period	(215)	12.91
Forfeited during the period	(108)	13.92
Restricted stock outstanding at December 31, 2012	342	$11.67

(1)

Upon the Business Separation on October 31, 2011, all outstanding NTELOS restricted stock awards for the Company’s employees and non-employee directors were replaced with 409,690 Company restricted stock awards based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation.  The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation.  These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced.

As of December 31, 2012, there was $2.3 million of total unrecognized compensation cost related to unvested restricted stock awards, which is expected to be recognized over a weighted-average period of 2.3 years.  The fair value of the restricted stock is equal to the market value of common stock on the date of grant.

In addition to the Equity and Cash Incentive Plan discussed above, the Company has an employee stock purchase plan which commenced in November 2011 with 100,000 shares available.  New common shares will be issued for purchases under this plan.  Shares are priced at 85% of the closing price on the last trading day of the month and settle on the second business day of the following month.  During the year ended December 31, 2012, 12,957 shares were issued under the employee stock purchase plan.  During the period November 1, 2011 through December 31, 2011,  719 shares were issued under the employee stock purchase plan.  Compensation expense associated with the employee stock purchase plan was less than $0.1 million for the year ended December 31, 2012.  Compensation expense associated with the employee stock purchase plan was not material in the period November 1, 2011 through December 31, 2011.